COMMITMENTS, GUARANTEES, PRODUCT WARRANTIES AND OTHER LOSS CONTINGENCIES - Product Warranties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in Standard Product Warranty Accrual
Balance at beginning of period	$ 1,730	$ 1,897	$ 2,013
Current-year provisions	1,081	635	582
Expenditures	(768)	(724)	(709)
Other changes	(83)	(78)	11
Balance at end of period	$ 1,960	$ 1,730	$ 1,897